Intangible assets	9 Months Ended
Sep. 30, 2023
Intangible Assets [Abstract]
Intangible assets	Intangible assets
During the nine months ended September 30, 2023, the Company did not capitalize any license fees as intangible assets. During the nine months ended September 30, 2022, the Company capitalized the following milestone payments as intangible assets:

•An amount of KUSD 500 paid upon the dosing of a specific number of patients in the first in-human clinical study related to an antibody the Company acquired from a third party to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset; and

•    An amount of KUSD 195 paid upon the successful completion of in-vivo efficacy studies related to a license with a third party to use their specific binding proteins in the development, manufacturing and commercialization of products. The amount was capitalized as an indefinite-lived intangible asset.

During the nine months ended September 30, 2023, the Company decided to terminate three programs. Consequently, impairment charges of USD 1.9 million (corresponding to the entire carrying amount of the capitalized licenses) was recognized and charged to R&D expenses in the unaudited condensed consolidated interim statement of operations. No impairment losses were recognized during the nine months ended September 30, 2022. The Company performs an assessment at the end of each period to determine whether there is any indication that an intangible asset may be impaired. The Company identified one indicator of impairment during the nine months ended September 30, 2023. The Company evaluated further and concluded there were no impairments, other than the terminated programs.
The table below provides a rollforward of the Company’s intangible assets as of September 30, 2023 and 2022.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Internal development costs	Licenses	Software	Total
January 1, 2023	13,680	—	954	1,052	278	15,964
Additions	—	—	—	—	19	19
Disposals	—	—	—	—	(53)	(53)
Exchange differences	—	—	—	—	2	2
September 30, 2023	13,680	—	954	1,052	246	15,932

Accumulated Amortization
January 1, 2023	(1,295)	—	—	(125)	(184)	(1,604)
Amortization charge	—	—	(58)	(57)	(40)	(155)
Impairment charge	(1,868)	—	—	—	—	(1,868)
Disposals	—	—	—	—	53	53
September 30, 2023	(3,163)	—	(58)	(182)	(171)	(3,574)

Net book amount as of September 30, 2023	10,517	—	896	870	75	12,358

Cost
January 1, 2022	12,985	631	—	1,052	176	14,844
Additions	695	323	—	—	97	1,115
Exchange differences	—	—	—	—	(17)	(17)
September 30, 2022	13,680	954	—	1,052	256	15,942

Accumulated Amortization
January 1, 2022	(1,069)	—	—	(50)	(143)	(1,262)
Amortization charge	—	—	—	(56)	(32)	(88)
Exchange differences	—		—	—	6	6
September 30, 2022	(1,069)	—	—	(106)	(169)	(1,344)

Net book amount as of September 30, 2022	12,611	954	—	946	87	14,598